Notes Payable - Related Parties (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended							1 Months Ended			12 Months Ended					3 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended					0 Months Ended	1 Months Ended
	Mar. 13, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 14, 2013	Jun. 06, 2012	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jul. 20, 2012 Convertible Notes Payable [Member]	Aug. 07, 2012 Promissory Note [Member]	Jun. 20, 2012 Promissory Note [Member]	Feb. 22, 2001 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Dec. 28, 2012 Promissory Note [Member]	Nov. 24, 2012 Promissory Note [Member]	Jul. 20, 2012 Promissory Note [Member]	Feb. 25, 2001 Promissory Note [Member]	Mar. 31, 2013 Shealy Note One [Member]	Nov. 24, 2012 Shealy Note One [Member]	Nov. 24, 2012 Shealy Note Two [Member]	Jul. 16, 2012 Director [Member]	Mar. 29, 2012 Director [Member]	Apr. 16, 2012 Director [Member]	Dec. 31, 2012 Director [Member]	Nov. 26, 2012 Director [Member]	Oct. 24, 2012 Director [Member]	Dec. 31, 2012 Director [Member] Restricted Stock [Member]	Jul. 16, 2012 Shareholder [Member]	Jul. 20, 2012 Shareholder [Member]	Jan. 14, 2013 Shareholder [Member]	Feb. 22, 2001 Relatives Of Founders and Officers [Member] Promissory Note [Member]	Dec. 31, 2012 Note payable, bearing interest at 8.65% per annum. Principal and unpaid interest are due on	Dec. 31, 2011 Note payable, bearing interest at 8.65% per annum. Principal and unpaid interest are due on	Mar. 31, 2013 Notes payable, bearing interest at 10% per annum. Principal and unpaid interest are due on January 15, 2013	Dec. 31, 2012 Notes payable, bearing interest at 10% per annum. Principal and unpaid interest are due on January 15, 2013	Dec. 31, 2011 Notes payable, bearing interest at 10% per annum. Principal and unpaid interest are due on January 15, 2013	Mar. 31, 2013 Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	Dec. 31, 2012 Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	Dec. 31, 2011 Notes payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014	Mar. 31, 2013 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Dec. 31, 2012 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Jun. 20, 2012 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Dec. 31, 2011 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Mar. 02, 2009 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on July 1, 2014	Mar. 31, 2013 Note Payable Bearing Interest At 10% For The Term Of The Note Principal and Unpaid Interest Are Due On January 1 2014 [Member]	Dec. 31, 2012 Note Payable Bearing Interest At 10% For The Term Of The Note Principal and Unpaid Interest Are Due On January 1 2014 [Member]	Dec. 31, 2011 Note Payable Bearing Interest At 10% For The Term Of The Note Principal and Unpaid Interest Are Due On January 1 2014 [Member]	Mar. 31, 2013 Note payable, bearing interest at 5.00% per annum. Principal and unpaid interest are due on January 1, 2014 [Member]	Mar. 31, 2013 Note payable, bearing interest at 10.0% per annum. Principal and unpaid interest is due on January 1, 2014 [Member]	Dec. 31, 2012 Note payable, bearing interest at 10.0% per annum. Principal and unpaid interest is due on January 1, 2014 [Member]	Mar. 31, 2013 Note payable, bearing interest at 10% for the term of the note. Principal and unpaid interest are due on January 1, 2014 [Member]	Dec. 31, 2012 Note payable, bearing interest at 10% for the term of the note. Principal and unpaid interest are due on January 1, 2014 [Member]	Mar. 31, 2012 Note payable, bearing interest at 10% for the term of the note. Principal and unpaid interest are due on January 1, 2014 [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							10.00%							8.65%									10.00%	10.00%					10.00%			8.65%	8.65%	8.65%		10.00%	10.00%		5.00%	5.00%		5.00%		5.00%			10.00%	10.00%	5.00%	10.00%				10.00%
Notes payable - related party		$ 255,415		$ 464,415	$ 262,707								$ 42,245			$ 250,000			$ 250,000	$ 238,000	$ 12,000		$ 238,000	$ 12,000			$ 238,000		$ 95,000		$ 95,000	$ 157,292	$ 0	$ 157,292	$ 0	$ 95,000	$ 0	$ 105,415	$ 105,415	$ 105,415	$ 0	$ 14,000	$ 14,000	$ 0	$ 80,000	$ 150,000	$ 250,000	$ 0		$ 0	$ 95,000	$ 150,000	$ 250,000
Debt Instrument, Maturity Date, Description											The Conversion Price is the lesser of $1.50 or 70% of the lowest trade price in the 25 trading days previous to the conversion.			On November 11. 2012 the maturity was extended to November 24, 2012.								due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity	All principal and interest was due and payable on June 27, 2012. On June 27, 2012, the maturity was extended to August 27, 2012. On August 27, 2012, the maturity was extended to October 25, 2012. On October 24, 2012, the maturity was extended to November 24, 2012.	All principal and interest was due on July 15, 2012, but was later extended to November 12, 2012. On November 24, 2012 the $238,000 Shealy Note and the $12,000 Shealy Note were combined into a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014.					due 45 days from the date of issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity (the "$95,000 Haddix Note"). The maturity was extended to January 15, 2013.	due 45 days from the date of the issuance and bearing interest at a rate of 10% per annum, with the principal and interest to be paid on maturity.
Repayments of Debt	100,000																		150,000
Accrued Expenses of Notes Payables to Related Parties		54,927		72,033	157,859	99,659							130,279					130,279													4,659
Accured Expenses Of Related Parties		4,927		0	0																																					493			9,014
Other long-term liabilities - related parties		0		72,033	157,859
Interest Expenses Of Notes Payable In Related Parties		5,223	5,722	43,755	20,460
Notes payable - related party - current		255,415		95,000	0																							95,000	95,000	25,000
Sale of Stock, Price Per Share								$ 0.32
Discount On Sale Of Stock										50.00%
Common Stock Closing Price Per Share										$ 1.68			$ 0.30													$ 0.25
Unsecured Debt												14,000													14,000							199,537
Debt Instrument, Interest Rate, Effective Percentage											5.00%	5.00%
Debt Instrument, Maturity Date												Jul. 01, 2014
Common stock, shares issued		47,362,047		36,490,345	0			311,434
Convertible Debt													$ 287,571	$ 287,571	$ 632,056		$ 25,000															$ 199,537
Convertible securities exercised (in shares)													958,570	958,570
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001				$ 0.001	$ 0.001												$ 0.001
Debt Instrument, Convertible, Conversion Price											$ 1.50			$ 0.30